Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMPREHENSIVE INCOME
Net Income	$ 5,134	$ 5,612	$ 4,203
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized gain (loss) from available-for-sale securities	(73)	63	205
TOTAL COMPREHENSIVE INCOME	$ 5,061	$ 5,675	$ 4,408